Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	21,001	20,713
Deferred financing costs	1,520	4,576
Other non-current assets	24,028	2,543
Derivative financial instruments		8,966
Tangible fixed assets	4,465,279	4,323,582
Vessels under construction	185,723	159,275
Right-of-use assets	210,606	206,753
Total non-current assets	4,917,668	4,735,919
Current assets
Trade and other receivables	19,937	20,244
Dividends receivable and other amounts due from related parties	9,789	33,395
Derivative financial instruments	452	6,222
Inventories	8,152	7,753
Prepayments and other current assets	6,631	3,680
Short-term investments	44,000	25,000
Cash and cash equivalents	295,791	342,594
Total current assets	384,752	438,888
Total assets	5,302,420	5,174,807
Equity
Preference shares	46	46
Share capital	810	810
Contributed surplus	820,707	850,576
Reserves	14,174	18,962
Treasury shares	(2,342)	(3,266)
Retained earnings/(Accumulated deficit)	(24,116)	12,614
Equity attributable to owners of the Group	809,279	879,742
Non-controlling interests	1,073,189	1,103,380
Total equity	1,882,468	1,983,122
Current liabilities
Trade accounts payable	17,488	11,890
Ship management creditors	782	580
Amounts due to related parties	79	169
Derivative financial instruments	3,783	2,091
Other payables and accruals	79,052	127,450
Borrowings, current portion	196,604	520,550
Lease liability, current portion	9,052	6,675
Total current liabilities	306,840	669,405
Non-current liabilities
Derivative financial instruments	46,062	10,001
Borrowings, non-current portion	2,859,358	2,307,909
Lease liability, non-current portion	200,585	199,424
Other non-current liabilities	7,107	4,946
Total non-current liabilities	3,113,112	2,522,280
Total equity and liabilities	$ 5,302,420	$ 5,174,807